Credit Facilities - Summary of Lease Maturities (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure of Lease liabilities [Line Items]
Total lease liabilities	$ 3,313	$ 3,637
Not later than 1 year [member]
Disclosure of Lease liabilities [Line Items]
Total lease liabilities	805
Later than 1 year and not later than 5 years
Disclosure of Lease liabilities [Line Items]
Total lease liabilities	2,508
Later than 5 years [member]
Disclosure of Lease liabilities [Line Items]
Total lease liabilities	$ 0